Other prepaid expenses and current assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Advances to suppliers	$ 54,594	$ 638,782
Value-added tax recoverable	947,408	738,221
Deposits	361,747	409,804
Prepaid media expenses	1,135,043	0
Prepaid service fees	294,350	114,183
Other prepaid expenses	1,237,670	539,826
Prepaid Expense and Other Assets, Current	$ 4,030,812	$ 2,440,816